BUSINESS COMBINATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended				10 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Partnership agreement	Mar. 31, 2011 2011 Acquisitions item	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Mar. 10, 2011 PDAger	Dec. 31, 2011 PDAger	Dec. 31, 2011 PDAger	Feb. 29, 2012 PDAger	Mar. 10, 2011 PDAger Partnership agreement	Mar. 10, 2011 PDAger Customer relationship	Mar. 10, 2011 PDAger Complete technology	Mar. 10, 2011 PDAger Operating licenses	Dec. 31, 2011 Etag	Mar. 24, 2011 Etag	Mar. 24, 2011 Etag Complete technology	Mar. 24, 2011 Etag Non-compete agreement
BUSINESS COMBINATIONS
Ownership interest (as a percent)						80.00%									100.00%
Cash consideration						$ 8,291	$ 7,953	$ 7,953	$ 338						$ 3,162
Ownership interest after acquisition (as a percent)						100.00%
Revenue							5,387							822
Net income							469							32
Ownership interest previously held (as a percent)						20.00%
Gain on re-measurement of fair value of the equity method investment	995							995
Purchase price allocation
Cash						2,147									1
Accounts receivables						1,577
Prepaid expense and other current assets						289
Receivable and other current assets															21
Deferred tax assets						222									128
Prepaid income tax						277
Properties and equipment, net						139
Intangible assets:										3,219	2,043	1,419	21			707	38
Accrued expenses and other current liabilities						(702)
Deferred revenue						(2,137)
Deferred tax liabilities						(1,005)									(182)
Other current liabilities															(230)
Goodwill.						2,461									2,679
Re-measured fair value of previous 20% equity method investment						(1,679)
Total						8,291
Total															3,162
Amortization period		4 years 9 months 18 days								4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	3 years 6 months			3 years 9 months 18 days	3 years
Business combination, additional disclosure
Number of businesses acquired			2
Unaudited pro forma information
Pro forma net revenue				128,103	91,007
Pro forma net income				$ 36,419	$ 19,046